                                                               OMB APPROVAL
                                                          ----------------------
                                                          OMB Number:  3235-0058
                                                          Expires: June 30, 1991
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                                                              SEC FILE NUMBER
                                                                  0-10831
                                                          ----------------------
                                                               CUSIP NUMBER

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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 12b-25

                          NOTIFICATION OF LATE FILING

(Check One):[_] Form 10-K   [_] Form 20-F   [_] Form 11-K   [X] Form 10-Q
            [_] Form N-SAR

            For the Period Ended: JUNE 30, 1994
                                  --------------
            [ ] Transition Report on Form 10-K
            [ ] Transition Report on Form 20-F
            [ ] Transition Report on Form 11-K
            [ ] Transition Report on Form 10-Q
            [ ] Transition Report on Form N-SAR
            For the Transition Period Ended:
                                             -----------------------------------
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  Read Instructions (on back page) Before Preparing Form. Please Print or Type.

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
VERIFIED ANY INFORMATION CONTAINED HEREIN.
- - - - --------------------------------------------------------------------------------

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

CONSOLIDATED CAPITAL INSTITUTIONAL PROPERTIES
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Full Name of Registrant

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Former Name if Applicable

5520 LBJ FREEWAY, SUITE 430
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Address of Principal Executive Office (Street and Number)

DALLAS, TEXAS 75240
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City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

       (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
       (b) The subject annual report, semi-annual report, transition report on
           Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be
[X] filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
       (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

       CONCAP EQUITIES, INC. ("CEI") IS THE GENERAL PARTNER OF THE PARTNERSHIP AND 13 AFFILIATED PUBLIC PARTNERSHIPS. SEVERAL OF THE AFFILIATED PARTNERSHIPS HAVE HAD INCREASED REPORTING REQUIREMENTS IN THE PAST YEAR. AS A RESULT, CEI IS UNABLE TO FILE THE PARTNERSHIP'S QUARTERLY REPORT WITHIN THE PRESCRIBED TIME PERIOD.


                                               (Attach Extra Sheets if Needed)

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

             PATRICIA L. CAMPBELL             214               702-3200
       --------------------------------   -----------      ------------------
                    (Name)                (Area Code)      (Telephone Number)

(2)  Have all other periodic reports under Section 13
     or 15(d) of the Securities Exchange Act of 1934 or
     Section 30 of the Investment Company Act of 1940
     during the preceding 12 months (or for such
     shorter period that the registrant was required
     to file such reports) been filed? If answer is no,
     identify report(s).                                       [X] Yes  [_] No


     ---------------------------------------------------------------------------


(3)  Is it anticipated that any significant change in
     results of operations from the corresponding period
     for the last fiscal year will be reflected by the
     earnings statements to be included in the subject
     report or portion thereof?                                [X] Yes  [_] No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

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                 CONSOLIDATED CAPITAL INSTITUTIONAL PROPERTIES
         -------------------------------------------------------------
                 (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date  AUGUST 15, 1994                  By  /s/ PATRICIA L. CAMPBELL
     ------------------------------       -------------------------------------
                                           PATRICIA L. CAMPBELL
                                           VICE PRESIDENT

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

- - - - -----------------------------------ATTENTION------------------------------------
          INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE
               FEDERAL CRIMINAL VIOLATIONS (SEE 18 U.S.C. 1001).
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                             GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

                 CONSOLIDATED CAPITAL INSTITUTIONAL PROPERTIES
                                  FORM 12b-25
                          PART IV - OTHER INFORMATION

ITEM 3.
- - - - -------


                                       FOR THE THREE MONTHS     FOR THE SIX MONTHS
                                          ENDED JUNE 30,          ENDED JUNE 30,
                                       --------------------     ------------------
                                         1994        1993        1994        1993
                                       -------     --------     ------     -------
                                         (in thousands)           (in thousands)
Total revenues.......................  $  930      $1,322       $1,885      $3,492
Total costs and expenses.............    (364)       (483)        (750)       (982)
                                       ------      ------       ------      ------
Income from operations...............     566         839        1,135       2,510
Other income.........................       -           -           56           -
Gain on sale of investments..........       -           -            -          17
                                       ------      ------       ------      ------
Net income (loss)....................  $  566*     $  839       $1,191      $2,527
                                       ======      ======       ======      ======

* As currently estimated.

Significant Changes in Results of Operations
- - - - --------------------------------------------

For the three and six months ended June 30, 1994, net income decreased $273,000 and $1.3 million, respectively, from 1993 primarily because Master Loan payments made by Consolidated Capital Equity Partners ("CCEP") decreased $370,000 and $1.5 million for the three and six months ended June 30, 1994. CCEP's Master Loan payment decreased because CCEP made advances of $589,000 on the note receivable secured by the Carlton House Apartment and Office Building ("Carlton House") to pay Carlton House's real estate taxes in order to protect its interest in the note receivable. The remainder of the decrease in Master Loan payments is primarily attributable to increased refurbishments and replacements and an increase in general property expenses on the CCEP properties securing the Master Loan.